Note 9 - 2021 Registered Direct Offering (Details Textual)				12 Months Ended
	Feb. 17, 2021 shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021	Sep. 30, 2021 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 shares	Sep. 30, 2020 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.001	$ 0.001		$ 0.001
Series K Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		32,343,754			32,343,754
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.17
Warrants and Rights Outstanding, Term (Year)		5 years 6 months
Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		3,234,375			3,234,375
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.20
Registered Direct Offering 2021 [Member]
Stock Issued During Period, Shares, New Issues (in shares)	43,125,004	43,125,004
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.001
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 0.16
Payments of Stock Issuance Costs | $		$ 700,000
Percentage Of Fee On Gross Proceeds From Investors Participating in 2021 Financing			7.5
Percentage Of Fee On Gross Proceeds From Investors Participating with Pre-existing Relationships		6.0
One-Time Non-Accountable Expense Fee | $		$ 10,000
Maximum Fees And Expenses Of Legal Counsel And Other Out-Of-Pocket Expenses | $		50,000
Clearing Expenses | $		$ 10,000
Placement Agent's Fees, Percent of Warrants to Purchase Aggregate Number of Shares Sold		7.5
Registered Direct Offering 2021 [Member] | Series K Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		32,343,754
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.17
Warrants and Rights Outstanding, Term (Year)		5 years 6 months
Proceeds from Issuance or Sale of Equity, Total | $		$ 6.9
Class of Warrant or Right, Outstanding (in shares)						32,343,754
Registered Direct Offering 2021 [Member] | Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		3,234,375
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.20
Class of Warrant or Right, Exercised (in shares)				0
Class of Warrant or Right, Outstanding (in shares)						3,234,375